Income Tax (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross deferred tax assets on tax loss carryforwards and investment credits expiration
2012	$ 42
2013	23
2014	21
2015	16
2016	77
Thereafter	464
Total	643	609
Reconciliation of beginning and ending amount of unrecognized tax benefits
Beginning Balance	149	193
Additions based on tax positions related to the current year	36	44
Additions for tax positions of prior years	19	5
Reductions for tax positions of prior years	(3)	(44)
Settlements	0	(36)
Reductions for lapse of statute of limitations	(50)	(1)
Foreign currency translation	(3)	(12)
Ending Balance	$ 148	$ 149